Note 14 - Stock Incentive Plan:	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
14.        Stock Incentive Plan:

Starting on July 1, 2005 and on various grant dates (the "grant dates") thereafter, as outlined below, the Company granted shares pursuant to the Company's 2005 Stock Incentive Plan as from time to time amended ("the Plan"), which was adopted in April 2005 to provide certain key persons (the "Participants"), on whose initiatives and efforts the successful conduct of the Company's business depends, and who are responsible for the management, growth and protection of the Company's business, with incentives to: (a) enter into and remain in the service of the Company, a Company's subsidiary, or Company's joint venture, (b) acquire a proprietary interest in the success of the Company, (c) maximize their performance, and (d) enhance the long-term performance of the Company (whether directly or indirectly) through enhancing the long-term performance of a Company subsidiary or Company joint venture. The granted shares have no exercise price and constitute a bonus in nature.

In the case where restricted shares were granted, there were signed "Restricted Stock Agreements" between the Company and the Participants on the respective grant dates. Under these agreements, the Participants have the right to receive dividends and the right to vote the shares, subject to the following restrictions:

i.      Grants to Company's CEO. The Company's CEO shall not sell, assign, exchange, transfer, pledge, hypothecate or otherwise dispose of or encumber any of the shares other than to a Company, which is wholly owned by the Company's CEO. The restrictions lapse on the earlier of (i) the time specified in the relevant Restricted Stock Agreement or (ii) the termination of the Company's CEO employment with the Company for any reason. As the shares granted to the Company's CEO do not contain any future service vesting conditions, all such shares are considered vested shares on the grant date.

ii. Grants to Other Participants. The Participants (officers, independent and executive members of the Board, Company's employees and consultants) shall not sell, assign, exchange, transfer, pledge, hypothecate or otherwise dispose of or encumber any of the shares. The restrictions lapse on the time specified in the relevant Restricted Stock Agreement conditioned upon the Participant's continued employment with the Company from the date of the agreement until the date the restrictions lapse (the "vesting period").

In the event the Participant's employment with the Company terminates for any reason before the end of the vesting period, that Participant shall forfeit all rights to all Shares that have not yet vested as of such date of termination. Dividends earned during the vesting period will not be returned to the Company, even if the unvested shares are ultimately forfeited. As these Shares granted to other than the CEO Participants contain a time-based service vesting condition, such shares are considered non-vested shares on the grant date.

The following table presents grants pursuant to the Plan's issuance from 2007 onwards:

Grant Date	Number of Shares	Issued to	Vesting Period (according to the way stock based compensation is expensed)
July 11, 2007	21,333	11,333 to 6 Directors and 10,000 to 2 Officers and Employees	proportionately over a period of 4 years
January 22, 2008	19,756	2 Officers and Employees	proportionately over a period of 4 years
July 1, 2008	50,000	CEO	on the grant date
September 2, 2008	266	Officer	proportionately over a period of 6 months
September 2, 2008	266	Officer	proportionately over a period of 6 months
September 2, 2008	1,000	Employee	proportionately over a period of 3 years
September 2, 2008	37,500	Non-Executive Directors	proportionately over a period of 5 years
September 4, 2008	147,243	CEO	In the event of change of control
October 21, 2009	3,032	Officer	on the grant date
December 21, 2009	30,000	New Non-Executive Directors	proportionately over a period of 5 years
December 21, 2009	50,000	CEO	on the grant date
December 21, 2009	30,000	CFO	100,000 will vest immediately and the rest proportionately over a period of 2 years
October 29, 2010	5,882	Officer	on the grant date
October 29, 2010	24,999	Officer	15 equal monthly installments (1st vesting on the grant date)
October 29, 2010	49,999	Officer	15 equal monthly installments (1st vesting on the grant date)
December 2, 2010	50,000	CEO	on the grant date
December 1, 2011	50,000	CEO	on the grant date

All share amounts have been adjusted for the 1:3 reverse stock split effected on March 20, 2008 and the 1:10 reverse stock split effected on June 24, 2011.

A summary of the status of the Company's non-vested shares as of December 31, 2011 and movement during the year ended December 31, 2011, is presented below:

Non-vested Shares		Weighted average grant date fair value
As of January 1, 2011	261,511	$38.5
Granted	50,000	2.49
Vested	(131,217)	11.85
Forfeited	(50)	98.63
As of December 31, 2011	180,244	47.95

The compensation expense recognized in the years ended December 31, 2009, 2010 and 2011 was $3,467, $2,024 and $1,412 and is included in General and administrative expenses in the consolidated statements of operations. As of December 31, 2011, the total unrecognized compensation cost related to non-vested share awards is $430, which is expected to be recognized by December 31, 2014. The weighted average grant date fair value of shares granted, vested and forfeited for the years 2009, 2010 and 2011 was 48.5, 38.5 and 47.95 respectively.

The total fair value of shares vested during the years ended December 31, 2009, 2010 and 2011 was $1,115, $807 and $458 respectively.

The Company estimates the future forfeitures of non-vested shares to be immaterial. The Company will, however, re-evaluate the reasonableness of its assumption at each reporting period.

No dividends were paid in the years ended December 31, 2009, 2010 and 2011.